REVENUE - Contract balances (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
REVENUE
Account receivable	$ 3,009	¥ 21,528	¥ 809
Contract liabilities	213,737	1,529,137
Current portion of deferred revenue			¥ 965,152
Refund liabilities	$ 2,832	¥ 20,259